Leases (Details) - Schedule of Future Minimum Payments under Operating Leases - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Future Minimum Payments under Operating Leases [Abstract]
Not later than 1 year	$ 199,654	$ 240,835
Between 1 to 2 years	79,079	111,613
Between 2 to 3 years	35,018	10,373
Total lease payments	313,751	362,821
Less: imputed interest	(358)	(36,714)
Total operating lease liabilities, net of interest	$ 313,393	$ 326,107	$ 426,838